Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 08, 2025
C000264247 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,205	$ 11,262	$ 11,213	$ 10,779	$ 9,898	$ 10,488	$ 10,317	$ 10,013	$ 10,000
Solactive GBS Global Markets All Cap USD Index [Member]
Account Value [Line Items]
Accumulated Value	$ 11,230	$ 11,266	$ 11,341	$ 10,798	$ 9,803	$ 10,572	$ 10,404	$ 10,074	$ 10,000